Pension And Other Employee Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 101.3
Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	48.7
Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19.7
Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.6
Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.5
Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20.8
Quoted Prices In Active Markets (Level 1) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	100.7
Quoted Prices In Active Markets (Level 1) [Member] | Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	48.7
Quoted Prices In Active Markets (Level 1) [Member] | Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19.7
Quoted Prices In Active Markets (Level 1) [Member] | Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.5
Quoted Prices In Active Markets (Level 1) [Member] | Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20.8
Other Observable Inputs (Level 2) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Unobservable Inputs (Level 3) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.6
Unobservable Inputs (Level 3) [Member] | Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0.6